Dana Large Cap Equity Fund
Schedule of Investments
January 31, 2026 - (Unaudited)
COMMON STOCKS — 99.28% Shares Fair Value
Communications — 11.07%
Alphabet, Inc., Class A 12,000 $ 4,056,000
Meta Platforms, Inc., Class A 2,400 1,719,600
T-Mobile US, Inc. 5,000 986,050
Walt Disney Co. (The) 7,200 812,160
7,573,810
Consumer Discretionary — 10.46%
Amazon.com, Inc.
(a)
11,000 2,632,300
Carnival Corp.
(a)
41,000 1,230,820
PulteGroup, Inc. 8,500 1,063,265
Restaurant Brands International, Inc. 17,400 1,165,626
TJX Cos., Inc. (The) 7,100 1,063,651
7,155,662
Consumer Staples — 4.99%
Kroger Co. (The) 19,200 1,206,720
PepsiCo, Inc. 5,200 798,876
Sysco Corp. 16,800 1,408,680
3,414,276
Energy — 3.18%
Diamondback Energy, Inc. 6,500 1,065,675
Schlumberger Ltd. 23,000 1,112,740
2,178,415
Financials — 12.71%
Allstate Corp. (The) 4,400 875,556
American Express Co. 3,500 1,232,595
Bank of America Corp. 1,000 53,200
Bank of New York Mellon Corp. (The) 11,800 1,415,056
Interactive Brokers Group, Inc., Class A 17,000 1,272,960
JPMorgan Chase & Co. 4,100 1,254,149
Visa, Inc., Class A 3,600 1,158,588
Wells Fargo & Co. 15,800 1,429,742
8,691,846
Health Care — 9.54%
AbbVie, Inc. 5,800 1,293,458
Eli Lilly & Co. 1,250 1,296,438
IQVIA Holdings, Inc.
(a)
5,900 1,357,885
McKesson Corp. 1,553 1,290,869
STERIS plc 4,900 1,286,740
6,525,390
Industrials — 7.16%
Delta Air Lines, Inc. 18,600 1,225,554
L3Harris Technologies, Inc. 3,600 1,234,260
Parker-Hannifin Corp. 1,330 1,244,668
Vertiv Holdings Co., Class A 6,402 1,191,924
4,896,406
Materials — 1.82%
Linde plc 2,723 1,244,329

Dana Large Cap Equity Fund
Schedule of Investments (continued)
January 31, 2026 - (Unaudited)
COMMON STOCKS — 99.28% - (continued) Shares Fair Value
Real Estate — 1.89%
American Tower Corp., Class A 7,208 $ 1,292,250
Technology — 34.15%
Accenture plc, Class A 4,700 1,239,108
Adobe, Inc.
(a)
3,200 938,400
Analog Devices, Inc. 5,600 1,740,928
Apple, Inc. 16,600 4,307,368
Broadcom, Inc. 5,900 1,954,670
Lam Research Corp. 6,621 1,545,739
Microsoft Corp. 8,700 3,743,523
NVIDIA Corp. 28,000 5,351,639
ServiceNow, Inc.
(a)
7,480 875,235
Uber Technologies, Inc.
(a)
10,000 800,500
Workday, Inc., Class A
(a)
4,900 860,587
23,357,697
Utilities — 2.31%
CenterPoint Energy, Inc. 19,400 769,986
PPL Corp. 22,400 812,000
1,581,986
Total Common Stocks (Cost $39,496,935) 67,912,067
MONEY MARKET FUNDS — 0.80%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 3.61%
(b)
548,539 548,539
Total Money Market Funds (Cost $548,539) 548,539
Total Investments — 100.08% (Cost $40,045,474) 68,460,606
Liabilities in Excess of Other Assets — (0.08)% (52,521)
NET ASSETS — 100.00% $ 68,408,085
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2026.

Dana Epiphany Small Cap Equity Fund
Schedule of Investments
January 31, 2026 - (Unaudited)
COMMON STOCKS — 98.95% Shares Fair Value
Communications — 1.26%
Magnite, Inc.
(a)
26,823 $ 388,129
Consumer Discretionary — 10.73%
Acushnet Holdings Corp. 4,688 454,455
Adtalem Global Education, Inc.
(a)
5,013 519,096
Boot Barn Holdings, Inc.
(a)
2,475 441,739
Group 1 Automotive, Inc. 1,094 387,560
Kontoor Brands, Inc. 5,884 351,451
Life Time Group Holdings, Inc.
(a)
14,455 421,652
Modine Manufacturing Co.
(a)
3,962 731,623
3,307,576
Consumer Staples — 1.77%
e.l.f. Beauty, Inc.
(a)
6,414 545,126
Energy — 5.30%
Chord Energy Corp. 5,457 547,009
SM Energy Co. 23,393 455,462
Weatherford International plc 6,720 632,218
1,634,689
Financials — 17.07%
Atlantic Union Bancshares Corp. 14,218 552,226
AXIS Capital Holdings Ltd. 4,653 480,097
Evercore, Inc., Class A 1,565 552,867
FB Financial Corp. 9,407 541,185
Pinnacle Financial Partners, Inc. 5,515 524,421
PJT Partners, Inc., Class A 2,920 505,248
Primerica, Inc. 1,964 516,610
SouthState Bank Corp. 5,396 552,173
Stifel Financial Corp. 4,129 509,106
Wintrust Financial Corp. 3,587 529,047
5,262,980
Health Care — 17.73%
Alkermes plc
(a)
12,621 427,726
Axsome Therapeutics, Inc.
(a)
4,050 746,212
Cytokinetics, Inc.
(a)
4,856 306,851
Denali Therapeutics, Inc.
(a)
18,058 392,581
Ensign Group, Inc. (The) 3,435 589,652
Ionis Pharmaceuticals, Inc.
(a)
4,839 400,040
LivaNova PLC
(a)
9,525 625,888
Madrigal Pharmaceuticals, Inc.
(a)
816 399,277
TG Therapeutics, Inc.
(a)
13,762 405,016
TransMedics Group, Inc.
(a)
4,438 594,581
Viking Therapeutics, Inc.
(a)
8,209 238,389
Zymeworks, Inc.
(a)
15,069 339,505
5,465,718
Industrials — 16.65%
AAR Corp.
(a)
4,494 475,960
Advanced Energy Industries, Inc. 2,028 517,870

Dana Epiphany Small Cap Equity Fund
Schedule of Investments (continued)
January 31, 2026 - (Unaudited)
COMMON STOCKS — 98.95% - (continued) Shares Fair Value
Industrials — 16.65% - (continued)
Applied Industrial Technologies, Inc. 2,295 $ 597,641
Clean Harbors, Inc.
(a)
2,172 564,525
Enpro, Inc. 2,656 634,200
MYR Group, Inc.
(a)
2,367 591,845
Powell Industries, Inc. 1,314 582,877
SkyWest, Inc.
(a)
5,839 563,580
SPX Technologies, Inc.
(a)
2,890 602,304
5,130,802
Materials — 4.44%
Avient Corp. 13,912 502,918
Eagle Materials, Inc. 1,842 375,418
Element Solutions, Inc. 16,896 491,674
1,370,010
Real Estate — 5.22%
Agree Realty Corp. 7,600 548,948
STAG Industrial, Inc. 13,962 523,715
Tanger Factory Outlet Centers, Inc. 16,354 535,103
1,607,766
Technology — 15.52%
Agilysys, Inc.
(a)
5,642 489,444
Braze Inc, Class A
(a)
18,164 378,174
DigitalOcean Holdings, Inc.
(a)
9,092 502,332
DoubleVerify Holdings, Inc.
(a)
37,044 400,816
ExlService Holdings, Inc.
(a)
15,024 588,190
JFrog Ltd.
(a)
8,692 476,322
Lumentum Holdings, Inc.
(a)
1,259 493,327
PDF Solutions, Inc.
(a)
15,909 506,701
SPS Commerce, Inc.
(a)
5,195 463,706
Ultra Clean Holdings, Inc.
(a)
11,068 483,450
4,782,462
Utilities — 3.26%
Chesapeake Utilities Corp. 3,780 486,410
Clearway Energy, Inc., Class C 14,339 518,355
1,004,765
Total Common Stocks (Cost $23,990,500) 30,500,023
MONEY MARKET FUNDS — 1.16%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 3.61%
(b)
358,141 358,141
Total Money Market Funds (Cost $358,141) 358,141
Total Investments — 100.11% (Cost $24,348,641) 30,858,164
Liabilities in Excess of Other Assets — (0.11)% (35,360)
NET ASSETS — 100.00% $ 30,822,804

Dana Epiphany Small Cap Equity Fund
Schedule of Investments (continued)
January 31, 2026 - (Unaudited)
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2026.

Dana Epiphany Equity Fund
Schedule of Investments
January 31, 2026 - (Unaudited)
COMMON STOCKS — 98.84% Shares Fair Value
Communications — 11.06%
Alphabet, Inc., Class A 11,400 $ 3,853,200
Alphabet, Inc., Class C 1,200 406,236
AT&T, Inc. 46,500 1,218,765
Meta Platforms, Inc., Class A 2,500 1,791,250
Warner Music Group Corp., Class A 26,000 779,480
8,048,931
Consumer Discretionary — 11.59%
Amazon.com, Inc.
(a)
11,800 2,823,740
Autoliv, Inc. 9,200 1,115,408
Exagen, Inc. 4,900 1,237,054
Genuine Parts Co. 8,000 1,111,920
PulteGroup, Inc. 7,700 963,193
Tapestry, Inc. 9,300 1,180,263
8,431,578
Consumer Staples — 4.77%
Kimberly-Clark Corp. 9,600 959,904
Kroger Co. (The) 18,600 1,169,010
Sysco Corp. 16,000 1,341,600
3,470,514
Energy — 3.17%
Diamondback Energy, Inc. 6,334 1,038,459
Schlumberger Ltd. 26,200 1,267,556
2,306,015
Financials — 12.67%
Allstate Corp. (The) 6,100 1,213,839
American Express Co. 3,600 1,267,812
Bank of America Corp. 25,400 1,351,280
Bank of New York Mellon Corp. (The) 12,700 1,522,984
Charles Schwab Corp. (The) 13,000 1,350,960
JPMorgan Chase & Co. 4,100 1,254,149
Visa, Inc., Class A 3,900 1,255,137
9,216,161
Health Care — 9.43%
Cigna Corp. 4,100 1,123,851
IQVIA Holdings, Inc.
(a)
6,600 1,518,990
ResMed, Inc. 5,600 1,446,536
STERIS plc 5,900 1,549,340
Zoetis, Inc., Class A 9,800 1,223,236
6,861,953
Industrials — 5.99%
Aramark 9,000 346,410
Howmet Aerospace, Inc. 6,200 1,290,096
Johnson Controls International plc 11,200 1,335,712
Vertiv Holdings Co., Class A 7,442 1,385,552
4,357,770

Dana Epiphany Equity Fund
Schedule of Investments (continued)
January 31, 2026 - (Unaudited)
COMMON STOCKS — 98.84% - (continued) Shares Fair Value
Materials — 1.93%
CRH plc 11,500 $ 1,407,715
Real Estate — 1.82%
American Tower Corp., Class A 7,400 1,326,672
Technology — 34.05%
Accenture plc, Class A 4,900 1,291,836
Analog Devices, Inc. 5,800 1,803,104
Apple, Inc. 17,400 4,514,952
Broadcom, Inc. 5,600 1,855,280
Cisco Systems, Inc. 19,000 1,488,080
Lam Research Corp. 8,800 2,054,448
Microsoft Corp. 8,800 3,786,552
NVIDIA Corp. 28,600 5,466,317
ServiceNow, Inc.
(a)
6,800 795,668
Uber Technologies, Inc.
(a)
10,000 800,500
Workday, Inc., Class A
(a)
5,200 913,276
24,770,013
Utilities — 2.36%
Portland General Electric Co. 16,800 844,200
PPL Corp. 24,000 870,000
1,714,200
Total Common Stocks (Cost $50,370,036) 71,911,522
MONEY MARKET FUNDS — 0.96%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 3.61%
(b)
697,446 697,446
Total Money Market Funds (Cost $697,446) 697,446
Total Investments — 99.80% (Cost $51,067,482) 72,608,968
Other Assets in Excess of Liabilities — 0.20% 146,126
NET ASSETS — 100.00% $ 72,755,094
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2026.